T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND
May 31, 2020 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.2%
NEW JERSEY 85.0%
Burlington County Bridge Commission, 4.00%, 10/1/29	1,470	1,709
Burlington County Bridge Commission, 5.00%, 10/1/23	1,200	1,386
Burlington County Bridge Commission, 5.00%, 10/1/24	1,000	1,151
Burlington County Bridge Commission, 5.00%, 10/1/25	585	673
Burlington County Bridge Commission, 5.00%, 10/1/27	1,000	1,238
Burlington County Bridge Commission, 5.00%, 10/1/28	1,280	1,576
Burlington County Bridge Commission, 5.00%, 4/15/29	500	649
Burlington County Bridge Commission, 5.00%, 4/15/30	1,085	1,401
Burlington County Bridge Commission, 5.00%, 4/15/31	1,000	1,283
Burlington County Bridge Commission, Gov't Loan Program,
Series A, 5.00%, 12/1/24	700	776
Cape May, Atlantic City Electric, PCR, Series A, 6.80%,
3/1/21 (1)	1,520	1,588
Essex County Improvement Auth. , PJ Consolidation, 5.50%,
10/1/27 (1)	2,205	2,964
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (2)	5,600	6,916
Garden State Preservation Trust, Space & Farmland, Series C,
5.25%, 11/1/21 (2)	1,400	1,495
Gloucester County Improvement Auth. , Rowan Univ. , 4.00%,
7/1/37	510	597
Gloucester County Improvement Auth. , Rowan Univ. , 4.00%,
7/1/38	500	584
Gloucester County Improvement Auth. , Rowan Univ. , 4.00%,
7/1/39	450	524
Gloucester County Improvement Auth. , Rowan Univ. , Series A,
5.00%, 11/1/28 (2)	1,750	2,085
Gloucester County Improvement Auth. , Rowan Univ. , Series A,
5.00%, 11/1/29 (2)	1,285	1,521
Hudson County Improvement Auth. , 4.00%, 1/1/38	1,000	1,162
Hudson County Improvement Auth. , 830 Bergen Ave. , 5.00%,
11/15/31	1,260	1,344

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Hudson County Improvement Auth. , Vocational Technical
Schools, 5.25%, 5/1/51	7,000	8,397
Mercer County Improvement Auth. , 4.00%, 4/1/33	1,000	1,217
Middlesex County, Civic Square IV Redev. , COP, 5.00%,
10/15/31	3,665	4,405
Monmouth County Improvement Auth. , Series B, 4.00%,
12/1/37	750	900
Monmouth County Improvement Auth. , Series B, 4.00%,
12/1/38	1,000	1,197
Monmouth County Improvement Auth. , Series B, 4.00%,
12/1/39	790	943
Monmouth County Improvement Auth. , Gov't Pooled Loan,
4.00%, 12/1/31	500	563
Monmouth County Improvement Auth. , Gov't Pooled Loan,
4.00%, 12/1/32	500	560
Monmouth County Improvement Auth. , Gov't Pooled Loan,
5.00%, 12/1/29	400	479
Monmouth County Improvement Auth. , Gov't Pooled Loan,
5.00%, 12/1/30	280	335
Monmouth County Improvement Auth. , Gov't Pooled Loan,
5.00%, 1/15/31	230	237
Monmouth County Improvement Auth. , Gov't Pooled Loan,
Series A, 4.00%, 8/1/37	275	329
Monmouth County Improvement Auth. , Gov't Pooled Loan,
Series A, 4.00%, 8/1/38	225	268
Monmouth County Improvement Auth. , Gov't Pooled Loan,
Series A, 4.00%, 8/1/39	200	238
Monmouth County Improvement Auth. , Gov't Pooled Loan,
Series B, 5.00%, 7/15/35	1,250	1,534
Monmouth County Improvement Auth. , Gov't Pooled Loan,
Series B, 5.00%, 7/15/36	1,000	1,224
Monroe Township Board of Ed. , Gloucester County, GO, 5.00%,
3/1/24	800	933
Monroe Township Board of Ed. , Gloucester County, GO, 5.00%,
3/1/26	1,650	1,917
Monroe Township Board of Ed. , Gloucester County, GO, 5.00%,
3/1/27	1,785	2,071
New Brunswick Parking Auth. , 5.00%, 9/1/26 (3)	320	383
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New Brunswick Parking Auth. , 5.00%, 9/1/27 (3)	375	448
New Brunswick Parking Auth. , 5.00%, 9/1/28 (3)	605	720
New Jersey Economic Dev. Auth. , Series A, 4.00%, 7/1/32	4,000	3,906
New Jersey Economic Dev. Auth. , Series A, 5.00%, 7/1/33	1,000	1,051
New Jersey Economic Dev. Auth. , American Water, Series A,
VRDN, 2.20%, 10/1/39 (Tender 12/3/29) (4)	1,500	1,552
New Jersey Economic Dev. Auth. , Beloved Commonwealth
Charter School, 4.00%, 6/15/29 (5)	665	667
New Jersey Economic Dev. Auth. , Beloved Commonwealth
Charter School, 5.00%, 6/15/39 (5)	1,150	1,157
New Jersey Economic Dev. Auth. , Beloved Commonwealth
Charter School, 5.00%, 6/15/49 (5)	1,105	1,105
New Jersey Economic Dev. Auth. , Cigarette Tax, 5.00%,
6/15/20	3,000	3,002
New Jersey Economic Dev. Auth. , Cranes Mill Project, 5.00%,
1/1/49	4,000	3,520
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.00%,
1/1/24 (4)	850	936
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.00%,
1/1/31 (2)(4)	1,500	1,647
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.125%,
1/1/34 (4)	2,035	2,201
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.125%,
1/1/39 (2)(4)	940	1,023
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.25%,
1/1/25 (4)	1,395	1,545
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.375%,
1/1/43 (4)	6,175	6,689
New Jersey Economic Dev. Auth. , Gov't Building, Series A,
5.00%, 6/15/42	2,000	2,060
New Jersey Economic Dev. Auth. , Kapkowski Road Landfill,
5.75%, 10/1/21	90	90
New Jersey Economic Dev. Auth. , Lions Gate, 4.875%, 1/1/29	910	848
New Jersey Economic Dev. Auth. , Lions Gate, 5.25%, 1/1/44	2,470	2,124
New Jersey Economic Dev. Auth. , Middlesex Water, PCR,
4.00%, 8/1/59 (4)	5,070	5,647

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth. , Middlesex Water, PCR,
5.00%, 8/1/59 (4)	1,425	1,741
New Jersey Economic Dev. Auth. , Middlesex Water, PCR,
Series A, 5.00%, 10/1/23	1,210	1,390
New Jersey Economic Dev. Auth. , Middlesex Water, PCR,
Series C, 4.25%, 10/1/47 (4)	1,500	1,558
New Jersey Economic Dev. Auth. , Motor Vehicle Surcharges,
Series A, 5.25%, 7/1/26 (1)(6)	190	243
New Jersey Economic Dev. Auth. , Motor Vehicle Surcharges,
Unrefunded Balance, Series A, 5.25%, 7/1/26 (1)	810	879
New Jersey Economic Dev. Auth. , Natural Gas Company
Project, Series C, 2.45%, 4/1/59 (Tender 4/1/26) (4)	1,500	1,586
New Jersey Economic Dev. Auth. , Port Newark Container
Terminal, 5.00%, 10/1/37 (4)	2,075	2,202
New Jersey Economic Dev. Auth. , Port Newark Container
Terminal, 5.00%, 10/1/47 (4)	3,075	3,205
New Jersey Economic Dev. Auth. , Provident Group-Montclair
Univ. Student Housing, 5.00%, 6/1/37 (2)	1,000	1,173
New Jersey Economic Dev. Auth. , Provident Group-Montclair
Univ. Student Housing, 5.00%, 6/1/42 (2)	3,250	3,726
New Jersey Economic Dev. Auth. , Provident Group-Rowan
Properties LLC, Series A, 5.00%, 1/1/48	2,905	2,775
New Jersey Economic Dev. Auth. , School Fac. Construction,
Series DDD, 5.00%, 6/15/35	1,000	1,041
New Jersey Economic Dev. Auth. , School Fac. Construction,
Series DDD, 5.00%, 6/15/42	2,250	2,314
New Jersey Economic Dev. Auth. , School Fac. Construction,
Series GG, 5.25%, 9/1/26	1,170	1,205
New Jersey Economic Dev. Auth. , Seeing Eye 2017 Project,
5.00%, 6/1/32	2,250	2,669
New Jersey Economic Dev. Auth. , UMM Energy Partners, Series
A, 5.00%, 6/15/37 (4)	1,765	1,864
New Jersey Economic Dev. Auth. , UMM Energy Partners, Series
A, 5.125%, 6/15/43 (4)	3,250	3,433
New Jersey Economic Dev. Auth. , United Methodist Homes,
5.00%, 7/1/34	2,000	1,907
New Jersey Economic Dev. Auth. , United Methodist Homes,
Series A, 5.00%, 7/1/29	2,650	2,612

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth. , United/Continental Airlines,
PCR, Series B, 5.625%, 11/15/30 (4)	1,000	1,004
New Jersey EFA, College of New Jersey, Series F, 4.00%,
7/1/35	1,000	1,048
New Jersey EFA, College of New Jersey, Series G, 5.00%,
7/1/30	2,000	2,245
New Jersey EFA, Green Bond, Series A, 4.00%, 7/1/50	1,000	1,010
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/45	2,000	2,253
New Jersey EFA, Higher Ed. Fac. Trust Fund, 5.00%, 6/15/26	2,230	2,341
New Jersey EFA, Institute of Technology, Series H, 5.00%,
7/1/31 (Prerefunde d 7/1/20) (7)	2,630	2,634
New Jersey EFA, Kean Univ. , Series H, 5.00%, 7/1/28 (2)	2,000	2,306
New Jersey EFA, Montclair State Univ. , Series A, 5.00%, 7/1/32	1,010	1,104
New Jersey EFA, Montclair State Univ. , Series A, 5.00%, 7/1/39	3,275	3,529
New Jersey EFA, Montclair State Univ. , Series D, 5.00%, 7/1/34	2,090	2,315
New Jersey EFA, Montclair State Univ. , Series D, 5.00%, 7/1/36	1,000	1,101
New Jersey EFA, Princeton Univ. , Series A, 4.00%, 7/1/28	2,000	2,267
New Jersey EFA, Princeton Univ. , Series A, 5.00%, 7/1/26	3,500	4,453
New Jersey EFA, Princeton Univ. , Series C, 5.00%, 7/1/29	500	647
New Jersey EFA, Rowan Univ. , Series C, 5.00%, 7/1/26 (2)	1,250	1,492
New Jersey EFA, Rowan Univ. , Series C, 5.00%, 7/1/27 (2)	2,000	2,377
New Jersey EFA, Seton Hall Univ. , Series D, 5.00%, 7/1/33	500	525
New Jersey EFA, Seton Hall Univ. , Series D, 5.00%, 7/1/38	500	521
New Jersey EFA, Seton Hall Univ. , Series D, 5.00%, 7/1/42	3,500	3,787
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/35	1,000	1,118
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/36	1,640	1,829
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/37	2,000	2,223
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/47	1,600	1,747
New Jersey EFA, Stockton Univ. , Series A, 5.00%, 7/1/35 (2)	2,000	2,283
New Jersey HCFFA, AHS Hosp. , 4.00%, 7/1/41	2,000	2,211
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New Jersey HCFFA, AHS Hosp. , 5.00%, 7/1/23	2,750	3,098
New Jersey HCFFA, AHS Hosp. , Series A, 5.00%, 7/1/27	110	110
New Jersey HCFFA, Barnabas Health, Series A, 4.00%, 7/1/26	1,000	1,043
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/25	2,500	2,679
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/44	1,585	1,728
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.00%, 7/1/32	1,250	1,522
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57	3,665	4,438
New Jersey HCFFA, Holy Name Medical Center, 5.00%, 7/1/25
(Prerefunded 7/1/20) (7)	3,315	3,322
New Jersey HCFFA, Hunterdon Medical Center, 5.00%, 7/1/45	2,600	2,811
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/33	2,360	2,712
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/34	1,365	1,565
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/42	5,000	5,704
New Jersey HCFFA, Kennedy Health System, 5.00%, 7/1/37
(Prerefunded 7/1/22) (7)	1,025	1,125
New Jersey HCFFA, Meridian Healthcare System, 5.00%,
7/1/25	1,000	1,089
New Jersey HCFFA, Meridian Healthcare System, 5.00%,
7/1/26	2,105	2,286
New Jersey HCFFA, Meridian Healthcare System, 5.00%,
7/1/27	2,000	2,167
New Jersey HCFFA, Meridian Healthcare System, 5.00%,
7/1/32	3,000	3,311
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/28	1,720	2,090
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/39	4,500	5,242
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp. , 5.00%,
7/1/39	1,500	1,651
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp. , 5.00%,
7/1/43	3,650	3,991

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/29	3,500	4,116
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43	2,600	2,933
New Jersey HCFFA, Saint Joseph's Health System, 5.00%,
7/1/31	2,200	2,486
New Jersey HCFFA, Saint Joseph's Health System, 5.00%,
7/1/41	3,000	3,285
New Jersey HCFFA, Saint Luke's Warren Hosp. , 5.00%, 8/15/34	2,290	2,472
New Jersey HCFFA, Univ. Hosp. , Series A, 5.00%, 7/1/46 (2)	3,500	3,621
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/44	1,500	1,619
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/37	800	879
New Jersey HCFFA, Valley Health System, 5.00%, 7/1/31	2,000	2,465
New Jersey HCFFA, Virtua Health, 5.00%, 7/1/29	1,000	1,143
New Jersey Higher Ed. Student Assistance Auth. , Series 1,
5.00%, 12/1/21 (4)	1,555	1,642
New Jersey Higher Ed. Student Assistance Auth. , Series 1A,
5.00%, 12/1/26 (4)	1,500	1,726
New Jersey Higher Ed. Student Assistance Auth. , Series 1B,
4.75%, 12/1/43 (4)	1,000	1,050
New Jersey Higher Ed. Student Assistance Auth. , Series B,
5.00%, 12/1/25 (4)	1,000	1,160
New Jersey Higher Ed. Student Assistance Auth. , Series B,
5.00%, 12/1/26 (4)	500	588
New Jersey Housing & Mortgage Fin. Agency, Oceanport
Gardens, VRDN, 1.58%, 6/1/22 (Tender 6/1/20)	1,000	1,000
New Jersey Institute of Technology, Series A, 5.00%, 7/1/31	360	451
New Jersey Institute of Technology, Series A, 5.00%, 7/1/32	375	467
New Jersey Institute of Technology, Series A, 5.00%, 7/1/33	170	210
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40	3,500	3,925
New Jersey Institute of Technology, Unrefunded Balance,
Series A, 5.00%, 7/1/42 (Prerefunded 7/1/22) (7)	3,470	3,813
New Jersey Sports & Exposition Auth. , Series A, 5.00%, 9/1/24	2,000	2,114
New Jersey Transportation Trust Fund Auth. , Series A, 5.00%,
12/15/39	1,500	1,561

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth. , Series AA, 5.00%,
6/15/45	2,205	2,244
New Jersey Transportation Trust Fund Auth. , Series AA, 5.25%,
6/15/43	4,850	5,090
New Jersey Transportation Trust Fund Auth. , Series B, 5.50%,
6/15/31	7,000	7,109
New Jersey Transportation Trust Fund Auth. , Series BB, 4.00%,
6/15/44	1,675	1,536
New Jersey Transportation Trust Fund Auth. , Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31	3,500	3,746
New Jersey Transportation Trust Fund Auth. , Federal Highway
Reimbursement, Series A1, 5.00%, 6/15/29	2,500	2,702
New Jersey Transportation Trust Fund Auth. , Transportation
Program, Series AA, 5.00%, 6/15/23	1,795	1,847
New Jersey Turnpike Auth. , Series A, 5.00%, 1/1/35	2,000	2,360
New Jersey Turnpike Auth. , Series A, 5.00%, 1/1/48	7,500	8,860
New Jersey Turnpike Auth. , Series B, 5.00%, 1/1/40	4,000	4,744
New Jersey Turnpike Auth. , Series E, 5.00%, 1/1/30	500	619
New Jersey Turnpike Auth. , Series E, 5.00%, 1/1/31	1,000	1,230
New Jersey Turnpike Auth. , Series E, 5.00%, 1/1/32	1,500	1,831
New Jersey Turnpike Auth. , Series E, 5.00%, 1/1/33	500	606
New Jersey Turnpike Auth. , Series G, 5.00%, 1/1/37	2,000	2,390
North Hudson Sewer Auth. , Series A, COP, 5.00%, 6/1/42
(Prerefunded 6/1/22) (7)	3,775	4,129
Rutgers Univ. , Series M, 5.00%, 5/1/34	1,600	1,904
Salem County Pollution Control Fin. Auth. , Atlantic City Electric,
Series A, PCR, 4.875%, 6/1/29	2,500	2,500
Salem County Pollution Control Fin. Auth. , Atlantic City Electric,
PCR, 2.25%, 6/1/29	3,000	3,042
South Brunswick Township Board of Ed. , GO, 5.00%, 8/1/27	750	872
South Jersey Port, Marine Terminal, Series B, 5.00%, 1/1/48 (4)	6,120	5,962
South Jersey Transportation Auth. , Series A, 5.00%, 11/1/32 (2)	1,250	1,436
South Jersey Transportation Auth. , Series A, 5.00%, 11/1/33 (2)	750	857
Tobacco Settlement Fin. , Series A, 5.00%, 6/1/24	370	420
Tobacco Settlement Fin. , Series A, 5.00%, 6/1/37	2,500	2,933
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Verona New Jersey Board of Ed. , GO, 5.00%, 3/1/28	500	597
Verona New Jersey Board of Ed. , GO, 5.00%, 3/1/29	400	475
Verona New Jersey Board of Ed. , GO, 5.00%, 3/1/31	435	515
		361,549

NEW YORK 5.2%
Port Auth. of New York & New Jersey, Series 172, 5.00%,
10/1/30 (4)	1,000	1,058
Port Auth. of New York & New Jersey, Series 172, 5.00%,
10/1/34 (4)	2,000	2,107
Port Auth. of New York & New Jersey, Series 177, 5.00%,
7/15/25 (4)	1,000	1,089
Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/43 (4)	1,990	2,162
Port Auth. of New York & New Jersey, Series 185, 5.00%,
9/1/32 (4)	1,700	1,899
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/44 (4)	2,380	2,613
Port Auth. of New York & New Jersey, Series 198, 5.25%,
11/15/56	2,500	2,973
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (4)	5,000	5,897
Port Auth. of New York & New Jersey, Series 93, 6.125%,
6/1/94	1,000	1,155
Port Auth. of New York & New Jersey, JFK Int'l Air Terminal,
6.50%, 12/1/28	1,000	1,005
		21,958

PENNSYLVANIA 4.4%
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/29
(Prerefunded 7/1/25) (7)	400	493
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/30
(Prerefunded 7/1/25) (7)	700	862
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/42	2,050	2,505
Delaware River Joint Toll Bridge Commission, Series A, 5.00%,
7/1/22	1,000	1,099
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Delaware River Joint Toll Bridge Commission, Series A, 5.00%,
7/1/23	1,000	1,097
Delaware River Joint Toll Bridge Commission, Series A, 5.00%,
7/1/25 (Prerefunde d 7/1/22) (7)	1,000	1,099
Delaware River Joint Toll Bridge Commission, Bridge System,
Series A, 5.00%, 7/1/44	750	948
Delaware River Port Auth. , 5.00%, 1/1/40	4,000	4,411
Delaware River Port Auth. , Series A, 5.00%, 1/1/34	2,000	2,475
Delaware River Port Auth. , Series A, 5.00%, 1/1/40	1,750	2,113
Southcentral Pennsylvania General Auth. , Wellspan Health,
Series E, VRDN, 0.06%, 6/1/35	1,390	1,390
		18,492

DELAWARE 2.2%
Delaware River & Bay Auth. , 4.00%, 1/1/44	4,000	4,490
Delaware River & Bay Auth. , Series A, 5.00%, 1/1/44	2,000	2,204
Delaware River & Bay Auth. , Series C, 5.00%, 1/1/28	2,500	2,835
		9,529

PUERTO RICO 1.9%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	1,025	1,012
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/38	250	253
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/44	980	992
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (8)(9)	10	6
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (8)(9)	20	12
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27 (8)(9)	460	284
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28 (8)(9)	40	25
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (8)(9)	50	31
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25 (8)(9)	65	40
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26 (8)(9)	80	49
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27 (8)(9)	10	6
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32 (8)(9)	35	22
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37 (8)(9)	1,230	757
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28 (8)(9)	10	6
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33 (8)(9)	55	34
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18 (8)(9)	45	28
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27 (8)(9)	20	12
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40 (8)(9)	50	31
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (8)(9)	35	22
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17 (8)(9)	10	6
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17 (8)(9)	20	12
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28 (8)(9)	15	9
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19 (8)(9)	165	100
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (8)(9)	45	28
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (8)(9)	20	12
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (8)(9)	425	263
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/27	3,000	2,366
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/31	495	325
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/33	1,189	712

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/46	2,000	517
		7,972
VIRGIN ISLANDS 0.3%
Virgin Islands PFA, Series A-1, 5.00%, 10/1/39	1,000	903
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	600	524
		1,427
OHIO 0.2%
Ohio State Higher Ed. Fac. Commission, Cleveland Clinic,
Series B-4, VRDN, 0.06%, 1/1/43	950	950
		950
TEXAS 0.0%
Gulf Coast IDA, Exxon Mobil Project, PCR, IDRB, VRDN, 0.06%,
11/1/41	100	100
		100
Total Investments in Securities 99.2%
(Cost $410,796)		$421,977
Other Assets Less Liabilities 0.8%		3,474
Net Assets 100.0%		$425,451

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Insured by National Public Finance Guarantee Corporation
(2)	Insured by Assured Guaranty Municipal Corporation
(3)	Insured by Build America Mutual Assurance Company
(4)	Interest subject to alternative minimum tax
(5)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,929 and represents 0.7% of net assets.
(6)	Escrowed to maturity
(7)	Prerefunded date is used in determining portfolio maturity.
(8)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(9)	Non-income producing
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New Jersey Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy ; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On May 31, 2020, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.